Janus Henderson Global Allocation Fund - Moderate Investment Objectives and Goals - Class A C S I T Shares [Member] - Janus Henderson Global Allocation Fund - Moderate	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Global Allocation Fund – Moderate
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Janus Henderson Global Allocation Fund – Moderate seeks total return through growth of capital and income.